Financial Income and Expenses - Additional Information (Details) - OCEANEs	Dec. 31, 2019	Oct. 16, 2017
Disclosure Of Financial Income And Expenses [Line Items]
Interest rate		7.20%
Discounting of bond debt, effective interest rate	7.20%
Fixed Interest Rate
Disclosure Of Financial Income And Expenses [Line Items]
Interest rate	3.50%	3.50%